Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 29, 2012
Allianz RCM Large-Cap Growth Fund (Prospectus Summary): | Allianz RCM Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Large-Cap Growth Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a “Fund” and,

collectively, the “Funds”)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz RCM Large-Cap Growth Fund

Within the Fund Summary relating to the Allianz RCM Large-Cap Growth Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Supplement Closing	ck0000867297_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Allianz RCM Large-Cap Growth Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	553
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,232
Allianz RCM Large-Cap Growth Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLCNX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.06%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,347
Allianz RCM Large-Cap Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRLCX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.71%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	938
Allianz RCM Large-Cap Growth Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARLPX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.81%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,056

[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.